UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09603

AMERICAN BEACON SELECT FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

GREGORY J. STUMM, PRINCIPAL EXECUTIVE OFFICER

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

American Beacon

U.S. Government Money Market Select Fund

Semi-Annual Shareholder Report - June 30, 2026 | AAOXX

This semi-annual shareholder report contains important information about American Beacon U.S. Government Money Market Select Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker Symbol	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAOXX	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Total Net Assets	$735,920,492
# of Portfolio Holdings	74
Portfolio Turnover RateFootnote Reference**	0%
Total Management Fees Paid	$366,247
Footnote	Description
Footnote**	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

What did the Fund invest in?

Asset Allocation - % Investments

Table Summary
U.S. Government Agency Obligations	53.7
U.S. Treasury Repurchase Agreements	27.2
Government Agency Repurchase Agreements	12.5
U.S. Treasury Obligations	6.6
Investment Companies	0.0

Effective Maturity Distribution - % Net Assets

Table Summary
Effective Maturity Distribution (%)	Header
1 to 7 Days	40.1
8 to 30 Days	4.3
31 to 90 Days	22.1
91 to 180 Days	19.6
Over 180 Days	13.9

Additional Information

For additional information about the Fund, including its prospectus, financial statements, holdings, and proxy voting information, please visit www.americanbeaconfunds.com/fund-resources/ or call 1-800-658-5811.

Householding

If your financial institution mailed only one copy of this Report to an address shared by more than one account, you can request an individual copy by contacting your financial institution.

U.S. Government Money Market Select Fund

Semi-Annual Shareholder Report - June 30, 2026

U.S. Government Money Market Select: AAOXX

Distributed by:

Resolute Investment Distributors, Inc.

USGMMS 0626

Item 2. Code of Ethics

Not Applicable.

Item 3. Audit Committee Financial Expert

Not Applicable.

Item 4. Principal Accountant Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 7.

(b)	Not applicable.

Financial Statements and Other Information

Name of registrant: American Beacon Select Funds

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

AMERICAN BEACON
SELECT FUNDS

Semi-Annual Financial Statements

June 30, 2026

U.S. Government Money Market Select Fund

USGMMS 0626

American Beacon Select FundsSM

Additional Fund Information	Back Cover

American Beacon Select Funds	June 30, 2026

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 100.0%

U.S. Government Agency Obligations - 53.7%
Federal Farm Credit Banks,
3.714%, Due 8/7/2026	$5,000,000	$4,981,294
3.776%, Due 9/2/2026	10,000,000	9,935,250

		14,916,544

Federal Farm Credit Banks Funding Corp.,
3.750%, Due 7/23/2026, (1 day USD SOFR + 0.130%)A	5,000,000	5,000,000
3.690%, Due 8/12/2026, (1 day USD SOFR + 0.070%)A	5,000,000	5,000,000
3.745%, Due 8/27/2026, (1 day USD SOFR + 0.125%)A	3,000,000	3,000,000
3.760%, Due 9/4/2026, (1 day USD SOFR + 0.140%)A	5,000,000	5,000,000
3.785%, Due 9/16/2026, (Fed Funds Rate + 0.155%)A	5,000,000	4,999,841
3.660%, Due 2/12/2027, (1 day USD SOFR + 0.040%)A	2,000,000	2,000,000
3.765%, Due 5/12/2027, (Fed Funds Rate + 0.135%)A	5,000,000	5,000,760
3.670%, Due 6/16/2027, (1 day USD SOFR + 0.050%)A	5,000,000	5,000,000
3.670%, Due 6/17/2027, (1 day USD SOFR + 0.050%)A	3,000,000	3,000,000
3.670%, Due 7/12/2027, (1 day USD SOFR + 0.050%)A	5,000,000	5,000,000
3.675%, Due 7/16/2027, (1 day USD SOFR + 0.055%)A	5,000,000	5,000,000
3.680%, Due 8/18/2027, (1 day USD SOFR + 0.060%)A	2,000,000	2,000,000
3.735%, Due 8/27/2027, (1 day USD SOFR + 0.115%)A	4,000,000	4,000,000
3.705%, Due 12/9/2027, (1 day USD SOFR + 0.085%)A	3,000,000	3,000,000
3.705%, Due 1/21/2028, (1 day USD SOFR + 0.085%)A	5,000,000	5,000,000
3.705%, Due 3/16/2028, (1 day USD SOFR + 0.085%)A	4,000,000	4,000,249

		66,000,850

Federal Home Loan Bank Discount Notes,
3.680%, Due 7/8/2026	9,000,000	8,993,665
3.720%, Due 7/10/2026	2,475,000	2,472,748
3.745%, Due 7/17/2026	5,000,000	4,991,889
3.735%, Due 7/22/2026	5,000,000	4,989,383
2.744%, Due 7/24/2026	5,000,000	4,988,340
3.746%, Due 8/14/2026	16,800,000	16,724,555
3.740%, Due 8/19/2026	9,884,000	9,835,098
3.770%, Due 9/1/2026	4,943,000	4,911,587
3.761%, Due 9/2/2026	9,900,000	9,836,764
3.732%, Due 9/4/2026	7,300,000	7,251,974
3.754%, Due 9/9/2026	11,700,000	11,617,045
3.754%, Due 9/16/2026	3,000,000	2,976,675
3.784%, Due 9/18/2026	7,000,000	6,943,164
3.759%, Due 9/21/2026	3,000,000	2,975,127
3.779%, Due 9/23/2026	20,400,000	20,224,862
3.746%, Due 10/7/2026	6,000,000	5,940,751
3.735%, Due 10/9/2026	7,000,000	6,929,583
3.753%, Due 10/14/2026	21,982,000	21,748,478
3.728%, Due 10/16/2026	10,000,000	9,892,703
3.728%, Due 10/21/2026	5,000,000	4,943,845
3.728%, Due 10/23/2026	4,000,000	3,954,273
3.728%, Due 10/28/2026	4,000,000	3,952,268
3.749%, Due 11/12/2026	12,000,000	11,837,860
3.773%, Due 11/20/2026	14,338,000	14,131,283
3.784%, Due 11/25/2026	6,500,000	6,402,698
3.823%, Due 12/4/2026	3,830,000	3,768,592
3.822%, Due 12/11/2026	5,000,000	4,916,236

		218,151,446

Federal Home Loan Banks,
3.655%, Due 7/1/2026, (1 day USD SOFR + 0.035%)A	3,000,000	3,000,000
3.720%, Due 10/16/2026, (1 day USD SOFR + 0.100%)A	3,000,000	3,000,000
3.685%, Due 3/25/2027, (1 day USD SOFR + 0.065%)A	3,000,000	3,000,000

		9,000,000

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

	Principal Amount	Fair Value

SHORT-TERM INVESTMENTS - 100.0% (continued)

U.S. Government Agency Obligations - 53.7% (continued)
Federal Home Loan Mortgage Corp.,
3.726%, Due 8/3/2026	$15,000,000	$14,949,675
3.705%, Due 8/6/2026	4,000,000	3,985,520
3.745%, Due 8/31/2026	5,000,000	4,968,907
3.700%, Due 1/8/2027, (1 day USD SOFR + 0.080%)A	10,000,000	9,999,732
3.745%, Due 4/23/2027, (1 day USD SOFR + 0.125%)A	10,000,000	10,001,436
3.735%, Due 5/5/2027, (1 day USD SOFR + 0.115%)A	10,000,000	9,999,904
3.760%, Due 9/22/2027, (1 day USD SOFR + 0.140%)A	5,000,000	5,000,000
3.760%, Due 10/6/2027, (1 day USD SOFR + 0.140%)A	5,000,000	5,000,000

		63,905,174

Federal National Mortgage Association,
3.755%, Due 8/21/2026, (1 day USD SOFR + 0.135%)A	3,000,000	3,000,000
3.760%, Due 11/20/2026, (1 day USD SOFR + 0.140%)A	2,000,000	2,000,000
3.760%, Due 12/11/2026, (1 day USD SOFR + 0.140%)A	2,000,000	2,000,000
3.700%, Due 12/22/2027, (1 day USD SOFR + 0.080%)A	11,000,000	11,000,000
3.700%, Due 1/7/2028, (1 day USD SOFR + 0.080%)A	5,000,000	5,000,000

		23,000,000

Total U.S. Government Agency Obligations (Cost $394,974,014)		394,974,014

U.S. Treasury Obligations - 6.6%
U.S. Treasury Bills,
3.722%, Due 9/10/2026B C	5,000,000	4,964,135
3.776%, Due 9/17/2026B C	5,000,000	4,959,984
3.751%, Due 10/6/2026B C	10,000,000	9,901,518
3.758%, Due 10/13/2026B C	10,000,000	9,894,216
3.728%, Due 10/15/2026B C	3,000,000	2,968,112
3.877%, Due 10/27/2026B C	5,000,000	4,938,117
3.731%, Due 11/5/2026B C	3,000,000	2,961,768
3.735%, Due 11/12/2026B C	8,000,000	7,892,298

		48,480,148

Total U.S. Treasury Obligations (Cost $48,480,148)		48,480,148

Shares

Investment Companies - 0.0% (Cost $114,347)
Fidelity Investments Money Market Government Portfolio (Institutional), 3.57%D	114,347	114,347

	Principal Amount

Government Agency Repurchase Agreements - 12.5%
Credit Agricole CIB, 3.65%, Acquired on 6/30/2026, Due 7/1/2026 at $40,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations, Valued at $41,861,452, 1.500%- 7.500%, 6/1/2037- 6/20/2066)	$40,000,000	40,000,000
Goldman Sachs & Co. LLC, 3.58%, Acquired on 6/30/2026, Due 7/1/2026 at $52,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations, Valued at $53,040,001, 3.500%- 6.000%, 7/1/2047- 11/1/2055)	52,000,000	52,000,000

Total Government Agency Repurchase Agreements (Cost $92,000,000)		92,000,000

U.S. Treasury Repurchase Agreements - 27.2%
Bank of America NA, 3.65%, Acquired on 6/30/2026, Due 7/1/2026 at $100,000,000 (Held at Bank of New York Mellon, Collateralized by a U.S. Treasury Obligation, Valued at $102,000,037, 2.625%, 2/15/2029)	100,000,000	100,000,000
Societe Generale SA, 3.64%, Acquired on 6/30/2026, Due 7/1/2026 at $100,000,000 (Held at Bank of New York Mellon, Collateralized by U.S. Treasury Obligations, Valued at $102,010,320, 3.375%- 4.625%, 10/29/2026- 2/15/2034)	100,000,000	100,000,000

Total U.S. Treasury Repurchase Agreements (Cost $200,000,000)		200,000,000

TOTAL INVESTMENTS - 100.0% (Cost $735,568,509)		735,568,509
OTHER ASSETS, NET OF LIABILITIES - 0.0%		351,983

TOTAL NET ASSETS - 100.0%		$735,920,492

Percentages are stated as a percent of net assets.

A Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on June 30, 2026.

B Zero coupon bond.

C Coupon represents a weighted average yield to maturity.

D 7-day yield.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Schedule of Investments

June 30, 2026 (Unaudited)

LLC - Limited Liability Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

T-bills - Treasury bills.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2026, the investments were classified as described below:

U.S. Government Money Market Select Fund	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$–	$394,974,014	$–	$394,974,014
U.S. Treasury Obligations	–	48,480,148	–	48,480,148
Investment Companies	114,347	–	–	114,347
Government Agency Repurchase Agreements	–	92,000,000	–	92,000,000
U.S. Treasury Repurchase Agreements	–	200,000,000	–	200,000,000

Total Investments in Securities - Assets	$114,347	$735,454,162	$–	$735,568,509

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended June 30, 2026, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments in unaffiliated securities, at amortized cost†	$443,568,509
Repurchase agreements, at cost#	292,000,000
Dividends and interest receivable	725,678
Prepaid expenses	11,828

Total assets	736,306,015

Liabilities:
Dividends payable	186,440
Management and sub-advisory fees payable (Note 2)	62,056
Transfer agent fees payable (Note 2)	5,186
Custody and fund accounting fees payable	52,840
Professional fees payable	67,324
Payable for prospectus and shareholder reports	11,615
Other liabilities	62

Total liabilities	385,523

Commitments and contingent liabilities (Note 1 and Note 2)

Net assets	$735,920,492

Analysis of net assets:
Paid-in-capital	$735,920,706
Total distributable earnings (deficits)	(214)

Net assets	$735,920,492

Shares outstanding at no par value (unlimited shares authorized)	735,937,972
Net assets	$735,920,492
Net asset value, offering and redemption price per share	$1.00

† Cost of investments in unaffiliated securities	$443,568,509
# Cost of repurchase agreements	$292,000,000

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Statement of Operations

For the period ended June 30, 2026 (Unaudited)

Investment income:
Interest income	$13,598,222

Total investment income	13,598,222

Expenses:
Management and sub-advisory fees (Note 2)	366,247
Transfer agent fees	14,880
Custody and fund accounting fees	79,291
Professional fees	59,291
Registration fees and expenses	2,128
Prospectus and shareholder report expenses	8,808
Trustee fees (Note 2)	27,132
Line of credit interest expense (Note 7)	1,475
Other expenses	15,282

Total expenses	574,534

Net investment income	13,023,688

Realized gain from investments:
Net realized gain from:
Investments in unaffiliated securities	-

Net gain from investments	-

Net increase in net assets resulting from operations.	$13,023,688

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	(unaudited)
Increase in net assets:
Operations:
Net investment income	$13,023,688	$26,349,220
Net realized gain from investments in unaffiliated securities	-	94

Net increase in net assets resulting from operations	13,023,688	26,349,314

Distributions to shareholders:
Total retained earnings	(13,023,688)	(26,349,314)

Net distributions to shareholders	(13,023,688)	(26,349,314)

Capital share transactions (Note 8):
Proceeds from sales of shares	2,208,021,624	3,744,165,564
Reinvestment of dividends and distributions	11,682,396	24,088,939
Cost of shares redeemed	(2,220,769,525)	(3,582,601,060)

Net increase (decrease) in net assets from capital share transactions	(1,065,505)	185,653,443

Net increase (decrease) in net assets	(1,065,505)	185,653,443

Net assets:
Beginning of period	736,985,997	551,332,554

End of period	$735,920,492	$736,985,997

See accompanying notes

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Select Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of June 30, 2026, the Trust consists of five active series, one of which is presented in this filing: American Beacon U.S. Government Money Market Select Fund (the “Fund”). The remaining four active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Recently Adopted Accounting Pronouncements

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. This standard clarifies that a contractual restriction prohibiting the sale of an equity security is not considered part of the unit of account of the security and, therefore, is not factored into the security’s fair value measurement. The ASU also introduces new disclosure requirements for equity securities subject to such restrictions. The ASU is effective for annual periods beginning after December 15, 2024. The Fund adopted this standard during the current reporting period. As of July 31, 2026, the Funds did not hold any equity securities subject to contractual sale restrictions, and adoption of this ASU did not have a material impact on the Funds’ financial statements.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the American Beacon Select Funds acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Interest income for the Fund is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined based on specific lot identification.

Dividends to Shareholders

Dividends from net investment income and net short-term capital gain, if any, are accrued daily and paid monthly. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management Agreement

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide investment advisory, fund management, and administrative services to the Fund. As compensation for performing the duties under the Management Agreement, the Manager receives from the Fund an annualized fee of 0.10% of the Fund’s average daily net assets. Management fees paid by the Fund for the period ended June 30, 2026 were $366,247.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the Fund to the extent that total operating expenses exceeded the Fund’s historical expense caps. The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of such fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. During the period ended June 30, 2026 there were no waived fees, expenses reimbursed, or recouped expenses.

Concentration of Ownership

From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of the Fund’s outstanding shares could have a material impact on the Fund. As of June 30, 2026, 85% of the Fund’s outstanding shares were held by affiliated funds in the American Beacon Funds complex.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $165,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in-person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For his service as Board Chair, Mr. Doug Lingren receives an additional annual retainer of $50,000. Although he attends several committee meetings at each quarterly Board meeting, he receives a single $2,500 fee each quarter for his attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The Fund values its investments and computes the net asset value (“NAV”) per share at the close of the New York Stock Exchange (the “Exchange”), normally 4:00 p.m. Eastern Time, each day that the Exchange is open for business. In accordance with Rule 2a-7 under the Act, money market securities, with the exception of repurchase agreements, are valued at amortized cost, which approximates fair value; repurchase agreements are valued based on par, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. In the event that a deviation of 1⁄2 of 1% or more exists between the $1.00 per share price of the Fund, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust’s Board of Trustees (the “Board”) believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available”, which is the threshold for determining whether the Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “Valuation Designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations.

Investments in open-end mutual funds are valued at the closing NAV per share of the mutual fund on the day of valuation.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

With respect to the Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of the Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

4. Securities and Other Investments

Other Government Money Market Fund Securities

The Fund, at times, may invest in shares of other government money market funds. Investments in the securities of other government money market funds may involve duplication of advisory fees and certain other expenses. By investing in another government money market fund, the Fund becomes a shareholder of that government money market fund. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other government money market fund, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investment in other government money market funds may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

Although a money market fund is designed to be a relatively low risk investment, it is not free of risk. Despite the short maturities and high credit quality of a money market fund’s investments, increases in interest

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

rates and deteriorations in the credit quality of the instruments the money market fund has purchased may reduce the money market fund’s yield and can cause the price of a money market security to decrease. In addition, a money market fund is subject to the risk that the value of an investment may be eroded over time by inflation.

Repurchase Agreements

A repurchase agreement is an agreement between the Fund as purchaser and an approved counterparty as seller. The agreement is backed by collateral in the form of securities and/or cash transferred by the seller to the buyer, sometimes to be held by an eligible third-party custodian. Under the agreement, the Fund acquires securities from the seller and the seller simultaneously commits to repurchase the securities at an agreed upon price and date, normally within a week or on demand. The price for the seller to repurchase the securities is greater than the Fund’s purchase price, reflecting an agreed upon rate that is the equivalent of interest. During the term of the repurchase agreement, the Fund monitors on a daily basis the market value of the collateral subject to the agreement and, if the market value of the securities falls below the seller’s repurchase amount provided under the repurchase agreement, the seller is required to transfer additional securities or cash collateral equal to the amount by which the market value of the securities falls below the repurchase amount. Because a repurchase agreement permits the Fund to invest temporarily available cash on a fully-collateralized basis, repurchase agreements permit the Fund to earn income while retaining flexibility in pursuit of longer-term investments. Repurchase agreements may exhibit the economic characteristics of loans by the Fund.

The obligation of the seller under the repurchase agreement is not guaranteed, and there is a risk that the seller may fail to repurchase the underlying securities, whether because of the seller’s bankruptcy or otherwise. In such event, the Fund would attempt to exercise its rights with respect to the underlying collateral, including possible sale of the securities. The Fund may incur various expenses in connection with the exercise of its rights and may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying collateral, (b) possible reduction in levels of income and (c) lack of access to the securities (if they are held through a third-party custodian) and possible inability to enforce the Fund’s rights. The Board has established procedures pursuant to which the Manager monitors the creditworthiness of the counterparties with which the Fund enters into repurchase agreement transactions.

The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or registered broker-dealers who, in the opinion of the Manager, present a minimal risk of default during the term of the agreement.

Repurchase agreements that are collateralized fully may be deemed to be an acquisition of the underlying collateral (i.e. cash and/or Government Securities) and thus allow the Fund to have exposure to the seller that exceeds the typical issuer limit under Rule 2a-7.

As of June 30, 2026 the Fund had investments in repurchase agreements with a gross value of $292,000,000 as disclosed in the Schedule of Investments and the Statement of Assets and Liabilities.

U.S. Government Agency Securities and Government-Sponsored Enterprises

U.S. Government agency securities are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank (“FHLB”) obligations, Federal Farm Credit Bank (“FFCB”) obligations, U.S. Government agency obligations and repurchase agreements secured thereby. U.S. Government agency securities are subject to credit risk and interest rate risk.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

U.S. Treasury Obligations

U.S. Treasury obligations include bills (initial maturities of one year or less), notes (initial maturities between two and ten years), and bonds (initial maturities over ten years) issued by the U.S. Treasury. The prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates and credit ratings.

Variable or Floating Rate Obligations

The interest rates payable on certain fixed-income securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. A variable rate obligation has an interest rate which is adjusted at predesignated periods in response to changes in the market rate of interest on which the interest rate is based. Variable and floating rate obligations are less effective than fixed rate instruments at locking in a particular yield. Nevertheless, such obligations may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

The terms of the variable or floating rate demand instruments that the Fund may purchase provide that interest rates are adjustable at intervals ranging from daily up to 397 calendar days, and the adjustments are based upon current market levels, the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Some of these instruments are payable on demand on a daily basis or on not more than seven days’ notice. Others, such as instruments with quarterly or semi-annual interest rate adjustments, may be put back to the issuer on designated days, usually on not more than thirty days’ notice. Still others are automatically called by the issuer unless the Fund instructs otherwise.

The Fund may consider the maturity of a long-term variable or floating rate demand instrument to be shorter than its ultimate stated maturity under specified conditions. The acquisition of variable or floating rate demand notes for the Fund must also meet the requirements of rules issued by the U.S. Securities and Exchange Commission (“SEC”) applicable to the use of the amortized cost method of securities valuation, specifically Rule 2a-7 under the Act. The Fund will also consider the liquidity of the market for variable and floating rate instruments, and in the event that such instruments are illiquid, the Fund’s investments in such instruments will be subject to the limitation on illiquid investments.

Pursuant to Rule 2a-7 under the Act, variable or floating rate obligations may be deemed to have maturities shorter than their stated maturities as follows:

(1) An obligation that is issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will be deemed by the Fund to have a maturity equal to the period remaining until the next readjustment of the interest rate. A U.S. Government security that is a floating rate security shall be deemed to have a remaining maturity of one day.

(2) A variable rate obligation, the principal amount of which must unconditionally be paid in 397 days or less, will be deemed by the Fund to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3) A floating rate obligation, the principal amount of which must unconditionally be paid in 397 days or less, will be deemed by the Fund to have a maturity of one day, except for purposes of determining the Fund’s weighted average life, in which case it shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

(4) A variable rate obligation that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

(5) A floating rate obligation that is subject to a demand feature will be deemed by the Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. As used above, an obligation is “subject to a demand feature” when the Fund is entitled to receive the approximate amortized cost of the security plus accrued interest, if any, at the later of the time of exercise or the settlement of the transaction, paid within 397 calendar days of exercise.

5. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Credit Risk

The value of a security held by the Fund may decline if the security’s credit quality, or that of the security’s issuer or provider of credit support is downgraded or their credit quality otherwise falls. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price and make it difficult for the Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies, which are not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund. This could cause the Fund’s NAV to decline below $1.00 per share.

Cybersecurity and Operational Risk

Operational risks arising from, among other problems, human errors, systems and technology disruptions or failures, or cybersecurity incidents may negatively impact the Fund, its service providers and third-party fund distribution platforms, including the ability of shareholders to transact in the Fund’s shares, and result in financial losses. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, shareholder data, or proprietary information, or cause the Fund or its service providers, as well as securities trading venues and their service providers, to suffer data corruption or lose operational functionality. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Fund or its service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. The Fund cannot control the cybersecurity and operational plans and systems of its service providers, its counterparties or the issuers of securities in which the Fund invests. The issuers of the Fund’s investments are likely to be dependent on computers for their operations and require ready access to their data and the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of the Fund’s investments, leading to significant loss of value.

Interest Rate Risk

There is a risk that a decline in short-term interest rates would lower the Fund’s yield and the return on your investment, which may have an adverse effect on the Fund’s ability to provide a positive yield to its shareholders. Changes in interest rates also may change the resale value of the instruments held in the Fund’s portfolio. Generally, the value of investments with interest rate risk will move in the opposite direction to movements in interest rates. When interest rates go up, the market values of previously issued money market instruments generally decline and may have an adverse effect on the Fund’s ability to maintain a stable $1.00 share price. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Fund’s investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Fund.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Liquidity Risk

The Fund is susceptible to the risk that certain investments held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position at favorable times or prices can adversely affect the Fund’s ability to maintain a $1.00 share price. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. In addition, the Fund may experience difficulty satisfying redemption requests within the time periods stated in the “Redemption Policies” section of this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Market Risk

In recent periods, fixed income instruments have experienced unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for some borrowers to obtain financing on attractive terms, if at all. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. A rise in protectionist trade policies, risks associated with the United Kingdom’s vote to leave the European Union, the risk of a “trade war” between the United States and China, and the possibility of changes to some international trade agreements, could affect the economies of many nations, including the United States, in ways that cannot necessarily be foreseen at the present time. The severity or duration of adverse economic conditions may also be affected by policy changes made. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasigovernmental organizations. In addition, political and governmental events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. Because the impact on the markets has been widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions. Interest rates have been unusually low in recent years in the U.S. and abroad. Because there is little precedent for this situation, it is difficult to predict the impact on various markets of a significant rate increase, whether brought about by U.S. policy makers or by dislocations in world markets. In addition, there is a risk that the prices of goods and services in the U.S. and many foreign economies may decline over time, known as deflation (the opposite of inflation). Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely.

Net Asset Value Risk

There is no assurance that the Fund will meet its investment objective of maintaining a stable price of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a NAV of $1.00 per share.

Other Investment Companies Risk

The Fund may invest in shares of other government money market funds. To the extent that the Fund invest in shares of other government money market funds, the Fund will indirectly bear the fees and expenses charged by those investment companies in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

The U.S. Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors could stop or reverse such changes. It is difficult to accurately predict the various economic and political factors that influence the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Changes in interest rates could lead to an economic slowdown in the U.S. and abroad, significant market volatility and reduced liquidity in certain sectors of the market.

Tensions, war, or open conflict between nations, such as among the United States, Israel and Iran, between Russia and Ukraine, otherwise in the Middle East or in eastern Asia could affect the economies of many nations, including the United States and may contribute to increased volatility and uncertainty in the financial markets. The extent and duration of ongoing hostilities and related sanctions and the repercussions of such events cannot be predicted. Those events have presented and could continue to present material uncertainty and risk with respect to markets globally, including in the oil and gas markets and potentially other industries and sectors, and the performance of the Fund and its investments or operations could be negatively impacted.

Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, which can occur relatively rapidly, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact issuer and market performance. As a consequence, the Fund’s holdings and its overall performance could be negatively impacted.

Global climate change may affect property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change in ways that cannot be foreseen. The impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.

Repurchase Agreement Risk

The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and are issued or guaranteed by the U.S. Government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund’s right to control the collateral. Repurchase agreements are subject to credit risk.

U.S. Government Securities and Government-Sponsored Enterprises Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Securities held by the Fund that are issued by government-sponsored enterprises, such as the Federal National Mortgage Association (‘‘Fannie Mae’’), Federal Home Loan Mortgage Corporation (‘‘Freddie Mac’’), FHLB, and the FFCB, are not guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government, and no assurance can be given that the U.S. government will provide financial support if these organizations do not have the funds to meet future payment obligations. U.S. government securities and securities of government-sponsored entities are also subject to credit risk, interest rate risk and market risk. The rising U.S. national debt may lead to adverse impacts on the value of U.S. government securities due to potentially higher costs for the U.S. government to obtain new financing.

U.S. Treasury Obligations Risk

The value of U.S. Treasury obligations may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s investments in obligations issued by the U.S. Treasury to decline. Certain political events in the U.S., such as a prolonged government shut down, may also cause investors to lose confidence in the U.S. government and may cause the value of U.S. Treasury obligations to decline.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

Variable and Floating Rate Securities Risk

The coupons on variable and floating-rate securities are not fixed and may fluctuate based upon changes in market rates. A variable rate security has a coupon that is adjusted at pre-designated periods in response to changes in the market rate of interest on which the interest rate is based. The coupon on a floating rate security is generally based on an interest rate, such as a money-market index, Secured Overnight Financing Rate (“SOFR”), LIBOR or a Treasury bill rate. Variable and floating rate securities are subject to interest rate risk and credit risk. As short-term interest rates decline, the coupons on variable and floating-rate securities typically decrease. Alternatively, during periods of rising short-term interest rates, the coupons on variable and floating-rate securities typically increase. Changes in the coupons of variable and floating-rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating-rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Certain types of variable and floating rate instruments may be subject to greater liquidity risk than other debt securities.

Yield and Securities Selection Risk

The yield paid by the Fund will vary and may be affected by the Manager’s decisions regarding the Fund’s dollar-weighted average maturity (“WAM”) and dollar-weighted average life (“WAL”). If the Manager sets the Fund’s maturity target in a manner that does not correlate with the movement of interest rate trends it could have an adverse effect on the Fund’s yield. Income from the Fund may be at rates less than inflation.

Offsetting Assets and Liabilities

The Fund is party to Master Repurchase Agreements (“Master Repo Agreements”) that govern transactions between the Fund and selected counterparties. The Master Repo Agreements contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements. The Fund has elected not to offset qualifying financial instruments on the Statement of Assets and Liabilities, as such financial instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Repo Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, June 30, 2026.

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of June 30, 2026:
			Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments(1)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount
Bank of America NA	$100,000,000	$(100,000,000)	$–	$–	$–
Credit Agricole CIB	40,000,000	(40,000,000)	–	–	–
Goldman Sachs & Co. LLC	52,000,000	(52,000,000)	–	–	–
Societe Generale SA	100,000,000	(100,000,000)	–	–	–

Total	$292,000,000	$(292,000,000)	–	–	–

(1) Excess of collateral received from the individual counterparty is not shown for financial reporting purposes. Collateral with a value of $298,911,811 has been received in connection with these transactions.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

6. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2025 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

As of June 30, 2026, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Government Money Market Select	$735,568,509	$-	$-	$-

As of December 31, 2025, the Fund did not have any capital loss carryforwards.

7.  Borrowing Arrangements

Effective November 6, 2025 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 7, 2025.

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10%, plus the higher of the Federal Fund Effective Rate for the prior day and the Overnight Bank Funding Rate for the prior day. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 5, 2026, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 7, 2025.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Line of credit interest expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

American Beacon U.S. Government Money Market Select FundSM

Notes to Financial Statements

June 30, 2026 (Unaudited)

During the period ended June 30, 2026, the Fund did not utilize these facilities.

8.  Capital Share Transactions

The table below summarizes the activity in capital shares for the Fund Shares:

	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31, 2025
U.S. Government Money Market Select Fund	Shares	Amount	Shares	Amount
Shares sold	2,208,022,676	$2,208,021,624	3,744,167,499	$3,744,165,564
Reinvestment of dividends	11,682,396	11,682,396	24,088,939	24,088,939
Shares redeemed	(2,220,769,525)	(2,220,769,525)	(3,582,601,060)	(3,582,601,060)

Net increase (decrease) in shares outstanding	(1,064,453)	$(1,065,505)	185,655,378	$185,653,443

9.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

American Beacon U.S. Government Money Market Select FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Six Months Ended June 30, 2026		Year Ended December 31,

	(unaudited)		2025		2024		2023		2022		2021

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:	–		–		–		–		–		–
Net investment income	0.02	A	0.04	A	0.05		0.05		0.01		0.00	B
Net gains on investments (both realized and unrealized)	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B	0.00	B

Total income from investment operations	0.02		0.04		0.05		0.05		0.01		0.00

Less distributions:
Dividends from net investment income	(0.02)		(0.04)		(0.05)		(0.05)		(0.01)		(0.00	)B

Distributions from net realized gains	-		-		-		-		-		(0.00)B
Total distributions	(0.02)		(0.04)		(0.05)		(0.05)		(0.01)		(0.00)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total returnC	1.77	%D	4.20%		5.18%		5.00%		1.48%		0.01%

Ratios and supplemental data:
Net assets, end of period	$735,920,492		$736,985,997		$551,332,554		$762,796,080		$561,588,772		$777,441,315
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.16%E		0.18%		0.20%		0.20%		0.16%		0.14%
Expenses, net of reimbursements and/or recoupments	0.16%E		0.18%		0.20%		0.20%		0.14%		0.06%
Net investment income (loss), before expense reimbursements and/or recoupments	3.56%E		4.11%		5.05%		4.89%		1.32%		(0.07)%
Net investment income, net of reimbursements and/or recoupments	3.56%E		4.11%		5.05%		4.89%		1.34%		0.01%

A	Per share amounts have been calculated using the average shares method.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

Delivery of Documents

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

You may request a paper copy of this document at no charge by contacting your financial institution. This document is also available for download at www.americanbeaconfunds.com or you can request an electronic copy by contacting your financial institution.

To obtain more information about the Fund:

By E-mail:	On the internet
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Select Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Select Funds and American Beacon U.S. Government Money Market Select Fund are service marks of American Beacon Advisors, Inc.

SAR 06/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Renumeration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Renewal and Approval of Management Agreement

At meetings held on May 12, 2026 and May 27, 2026 (collectively, the “Meetings”), the Board of Trustees (“Board” or “Trustees”) of the American Beacon Select Funds (the “Trust”) considered and then, at its May 27, 2026 meeting, after further consideration, approved the renewal of the management agreement that was proposed for renewal between American Beacon Advisors, Inc. (“Manager”) and the Trust on behalf of the American Beacon U.S. Government Money Market Select Fund (“Fund”). The management agreement is referred to herein as the “Agreement.”

In preparation for its consideration of the renewal of the Agreement, the Board undertook steps to gather and consider information furnished by the Manager and Broadridge, Inc. (“Broadridge”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.

In advance of the Meetings, the Board’s Investment Committee and/or the Manager coordinated the production of information from Broadridge regarding the performance, fees and expenses of the Fund as well as information from the Manager. At the Meetings, the Board considered the information provided in connection with the renewal process, as well as information furnished to the Board throughout the year at regular meetings of the Board and its committees. In connection with the Board’s consideration of the Agreement, the Trustees received and evaluated such information as they deemed necessary. This information is described below in the section summarizing the factors the Board considered in connection with its renewal of the Agreement, as well as the section describing additional Board considerations with respect to the Fund.

The Board considered that the Manager provides management and administrative services to the Fund pursuant to the Agreement. The Board considered that many funds have separate contracts governing each type of service and observed that, with respect to such funds, the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.

The Manager may not have been able to, or opted not to, provide information in response to certain requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations.

Provided below is an overview of certain factors the Board considered in connection with its decision to approve the renewal of the Agreement. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the renewal of the Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of investment advisory contracts, such as the Agreement, and related regulatory guidelines. Based on its evaluation, the Board unanimously concluded that the terms of the Agreement were reasonable and fair and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

Considerations With Respect to the Renewal of the Agreement

In determining whether to approve the renewal of the Agreement, the Board considered, among other things, the following factors: (1) the nature, extent and quality of the services provided; (2) the investment performance of the Fund; (3) the profits, if any, earned by the Manager in rendering services to the Fund; (4) comparisons of services and fee rates with contracts entered into by the Manager or its affiliates with other clients (such as pension funds and other institutional clients); (5) the extent to which economies of scale, if any, have been taken into account in setting the fee rate schedule; (6) whether fee rate levels reflect economies of scale, if any, for the benefit of Fund investors; and (7) any other benefits derived or anticipated to be derived by the Manager from its relationship with the Fund.

Nature, Extent and Quality of Services. With respect to the renewal of the Agreement, the Board considered, among other factors: the Fund’s investment performance; the length of service of key investment

2

Renewal and Approval of Management Agreement

personnel at the Manager; the cost structure of the Fund; the financial capital structure of the Manager and its parent company; the Manager’s culture of compliance and support that reduce risks to the Fund; its quality of services; and its representations regarding its efforts to retain key employees and maintain staffing levels.

Based on the foregoing information, the Board concluded that the nature, extent and quality of the services provided by the Manager were appropriate for the Fund.

Investment Performance. The Board evaluated the comparative information provided by Broadridge and the Manager regarding the performance of the Fund relative to its Broadridge Performance Universe. The Board considered the information provided by Broadridge regarding its independent methodology for selecting the Fund’s Broadridge Performance Universe. In addition, the Board considered the performance reports and discussions with management at meetings of the Board and its committees throughout the year. The Board’s considerations with respect to the Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Fund.”

Costs of the Services Provided to the Fund and the Profits Realized by the Manager from its Relationship with the Fund. In analyzing the costs of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager, before and after the payment of distribution-related expenses by the Manager. The profits or losses were noted at both an aggregate level for all funds within the group of funds sponsored by the Manager (the “Fund Complex”) and at an individual Fund level, with the Manager earning a profit before and after the payment of any distribution-related expenses by the Manager of the Fund. The Board also considered comparative information provided by the Manager regarding the Manager’s overall profitability with respect to the Fund Complex relative to the overall profitability of other firms in the fund industry, as disclosed in publicly available sources. Although the Board considered that, in certain cases, the fee rates paid by other clients of the Manager are lower than the fee rates paid by the Fund, the Manager represented that the difference is attributable to, among other factors, the fact that the Manager does not perform administrative services for non-investment company clients and reflects the greater level of responsibility and regulatory requirements associated with managing the Fund. The Board further considered that, with respect to the Fund, the Agreement provides for the Manager to receive a management fee for managing the Fund.

Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. The Board’s considerations with respect to the Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Fund.”

Economies of Scale. In considering the reasonableness of the management fee rate, the Board considered whether economies of scale will be realized as the Fund grows and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered the Manager’s representation that the Fund benefits from economies of scale because comparably low fee rate levels are reflected in the current fee rate the Manager charges. Based on the foregoing information, the Board concluded that the Manager’s fee rate schedule for the Fund provides for a reasonable sharing of benefits from any economies of scale with the Fund.

Benefits Derived from the Relationship with the Fund. The Board considered the Manager’s responses to inquiries regarding “fall-out” or ancillary benefits that accrue to the Manager as a result of the advisory relationship with the Fund. For example, the Board considered that the Manager may invest in the Fund and receive a management fee with respect to the cash balances and cash collateral provided by the borrowers of securities of other funds in the Fund Complex.

Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Fund appear to be fair and reasonable.

3

Renewal and Approval of Management Agreement

Additional Considerations and Conclusions with Respect to the Fund

The performance comparisons were made to the one share class offered by the Fund relative to the Fund’s Broadridge Performance Universe. With respect to the Broadridge Performance Universe, the 1st Quintile represents the top 20 percent of the universe based on performance, and the 5th Quintile represents the bottom 20 percent of the universe based on performance. References to the Fund’s Broadridge Performance Universe are to the respective universe of funds with comparable investment classifications and objectives as determined by Broadridge.

In reviewing the performance, the Board considered that the Manager views longer-term performance over a full market cycle, typically three to five years, as being the most important consideration because relative performance over shorter periods may be significantly impacted by market or economic events and not necessarily reflective of the Manager’s skill.

The expense comparisons below were made to the one share class offered by the Fund relative to the Fund’s Broadridge Expense Universe and Broadridge Expense Group. The 1st Quintile represents the lowest 20 percent of the universe or group based on lowest total expense, and the 5th Quintile represents the highest 20 percent of the universe or group based on highest total expense. References to the Fund’s Expense Group and Expense Universe are to the respective group or universe of comparable funds as determined by Broadridge. Broadridge Expense Groups consist of the Fund and a representative sample of funds with similar operating structures and asset sizes, as selected by Broadridge. A Broadridge Expense Universe includes all funds with comparable investment classifications/objectives and similar operating structures to that of the share class under review for the Fund, including funds in the Broadridge Expense Group. The Broadridge expense comparisons are based on the most recent audited financial information publicly available for the Fund as of December 31, 2025.

In considering the renewal of the Agreement for Fund, the Board considered the following additional factors:

Broadridge Total Expenses Excluding 12b-1 Fees

Compared to Broadridge Expense Group	2	nd Quintile
Compared to Broadridge Expense Universe	4	th Quintile

Broadridge Performance Analysis (five-year period ended December 31, 2025)

Compared to Broadridge Performance Universe	2	nd Quintile

The Board also considered: (1) that although the Fund’s Broadridge Expense Universe ranking was in the 4th quintile, its Broadridge Expense Group ranking was in the 2nd quintile, and its trailing net of expenses five-year performance was in the 2nd quintile of its Broadridge Performance Universe; and (2) the Manager’s explanation that, consistent with the Fund’s fee waiver and recoupment arrangements, the Manager recouped fees during 2025 that were previously waived, which resulted in higher expenses for the Fund relative to its Broadridge Expense Universe.

Based on these and other considerations, the Board: (1) concluded that the fees paid to the Manager under the Agreement are fair and reasonable; and (2) determined that the Fund and its shareholders would benefit from the Manager’s continued management of the Fund.

4

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 16. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not Applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Select Funds

By	/s/ Gregory J. Stumm
Gregory J. Stumm
Principal Executive Officer
American Beacon Select Funds
Date: September 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gregory J. Stumm
Gregory J. Stumm
Principal Executive Officer
American Beacon Select Funds
Date: September 2, 2026

By	/s/ Aaron Cooper
Aaron Cooper
Principal Financial Officer
American Beacon Select Funds
Date: September 2, 2026